Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 5,406	$ 4,764	$ 15,660	$ 14,187
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	47	48	140	146
Net interest expense (income)	(37)	(40)	(112)	(121)
Administrative expense	5	3	13	9
Defined benefit pension expense	15	11	41	34
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	115	84	319	245
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	130	95	360	279
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	9	8	25	24
Past service costs	(6)		(6)
Net interest expense (income)	20	19	60	58
Remeasurements of other long-term benefits	(5)	(1)	4	2
Defined benefit pension expense	18	26	83	84
Total pension and other post-employment benefit expense	$ 18	$ 26	$ 83	$ 84